UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21188

Registrant Name: PIMCO CALIFORNIA MUNICIPAL INCOME FUND III

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2006

Date of Reporting Period: June 30, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

PIMCO California Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
CALIFORNIA MUNICIPAL BONDS & NOTES–88.7%
$1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	$997,890
	Assoc. of Bay Area Gov't Finance Auth. Rev., Odd Fellows Home,
3,200	5.20%, 11/15/22	NR/A+	3,283,328
11,725	5.35%, 11/15/32	NR/A+	12,015,897
	Burbank Public Finance Auth. Rev., San Fernando Redev. Project,
1,135	5.50%, 12/1/28	NR/BBB	1,143,853
1,000	5.50%, 12/1/33	NR/BBB	1,002,950
2,000	Butte-Glenn Community College, GO, 5.00%, 8/1/26, Ser. A (MBIA)	Aaa/NR	2,050,180
2,000	Capistrano Unified School Dist., Community Fac. Dist., Special Tax, 6.00%, 9/1/32, (Pre-refunded @ $100, 9/1/13) (a)	NR/NR	2,233,400
1,000	Carlsbad Impt. Bond Act 1915, 6.00%, 9/2/34	NR/NR	1,018,940
1,000	Cathedral City Public Financing Auth., Tax Allocation Rev., 5.00%, 8/1/33, Ser. A (MBIA)	Aaa/AAA	1,013,220
1,150	Ceres Redev. Agcy. Tax Allocation, 5.00%, 11/1/33 (MBIA)	Aaa/AAA	1,173,161
	Ceres Unified School Dist., GO (FGIC),
2,825	zero coupon, 8/1/28	Aaa/AAA	815,973
2,940	zero coupon, 8/1/29	Aaa/AAA	799,562
	Chula Vista Community Facs. Dist., Special Tax,
2,000	5.125%, 9/1/36	NR/NR	1,959,260
1,600	5.75%, 9/1/33	NR/NR	1,625,488
675	6.15%, 9/1/26	NR/NR	708,730
1,620	6.20%, 9/1/33	NR/NR	1,700,806
8,000	Contra Costa Cnty. Public Financing Auth. Tax Allocation Rev., 5.625%, 8/1/33, Ser. A	NR/BBB	8,174,960
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/A−	3,755,747
	Eastern Muni. Water Dist. Community Facs., Special Tax,
425	5.75%, 9/1/33	NR/NR	430,754
1,500	5.95%, 9/1/33	NR/NR	1,530,420
1,745	6.05%, 9/1/27	NR/NR	1,780,999
1,535	6.10%, 9/1/33	NR/NR	1,566,406
	Educational Fac. Auth. Rev.,
2,500	Institute of Technology, 5.00%, 10/1/32, Ser. A, (Pre-refunded @ $100, 10/1/11)(a)	Aaa/AAA	2,558,725
2,455	Loyola Marymount Univ., zero coupon, 10/1/34 (MBIA)	Aaa/NR	592,220
5,000	Pepperdine Univ., 5.00%, 9/1/33, Ser. A (FGIC)	Aaa/AAA	5,065,700
2,195	Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax, 5.00%, 12/1/35 (MBIA)	AAA/AAA	2,224,479
500	Franklin-McKinley School Dist., GO, 5.00%, 8/1/27, Ser. B, (Pre-refunded @ $100, 8/1/13) (FSA)(a)	Aaa/AAA	530,510
	Fremont Community Facs. Dist., Special Tax,
1,250	5.30%, 9/1/30	NR/NR	1,238,138
5,000	6.30%, 9/1/31	NR/NR	5,094,400
9,500	Fresno School Unified Dist., GO, 6.00%, 8/1/26, Ser. A (MBIA)	Aaa/AAA	11,257,975

PIMCO California Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$4,380	Glendale Electric Works Rev., 5.00%, 2/1/27 (MBIA)	Aaa/AAA	$4,478,200
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
9,000	5.00%, 6/1/45, Ser. A (AMBAC-TCRS)	Aaa/AAA	9,038,070
4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	AAA/AAA	4,016,920
18,000	6.25%, 6/1/33, Ser. 2003-A-1	Baa3/BBB	19,627,560
38,490	6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	43,093,404
	Health Facs. Finance Auth. Rev.,
5,000	Adventist Health System, 5.00%, 3/1/33	NR/A	4,970,500
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (MBIA)	Aaa/AAA	6,054,480
5,000	Kaiser Permanente, 5.00%, 10/1/18, Ser. B	A3/AAA	5,136,250
	Paradise VY Estates (CA Mtg. Ins.)
2,000	5.125%, 1/1/22	NR/A+	2,050,400
1,550	5.25%, 1/1/26	NR/A+	1,590,207
2,000	Sutter Health, 6.25%, 8/15/35, Ser. A	Aa3/AA−	2,185,040
	Infrastructure & Economic Dev. Bank Rev.,
2,750	Claremont Univ. Consortium, 5.25%, 10/1/33	Aa3/NR	2,845,755
	Kaiser Assistance Corp.,
3,000	5.50%, 8/1/31, Ser. B	A2/A+	3,117,240
8,000	5.55%, 8/1/31, Ser. A	NR/A+	8,336,320
3,725	La Mesa-Spring Valley School Dist., GO, 5.00%, 8/1/26, Ser. A, (Pre-refunded @ $100, 8/1/12) (FGIC)(a)	Aaa/AAA	3,942,391
1,400	La Quinta Redev. Agcy., Tax Allocation, 5.10%, 9/1/31 (AMBAC)	Aaa/AAA	1,418,312
20	Lancaster Financing Auth. Tax Allocation, 4.75%, 2/1/34 (MBIA)	Aaa/AAA	19,519
825	Lee Lake Water Dist. Community Facs. Dist., Montecito Ranch, Special Tax, 6.125%, 9/1/32	NR/NR	849,280
5,000	Long Beach Community College Dist., GO, 5.00%, 5/1/28, Ser. A, (Pre-refunded @ $100, 5/1/13) (MBIA)(a)	Aaa/AAA	5,307,850
500	Los Angeles Department of Water & Power Rev., 4.75%, 7/1/36 (FSA)	AAA/AAA	486,740
	Los Angeles Unified School Dist., GO (MBIA),
7,650	5.00%, 1/1/28, Ser. A	Aaa/AAA	7,798,945
3,000	5.125%, 1/1/27, Ser. E	Aaa/AAA	3,097,410
1,000	Lynwood Unified School Dist., GO, 5.00%, 8/1/27, Ser. A (FSA)	Aaa/NR	1,023,870
5,280	Modesto Irrigation Dist., CP, 5.00%, 7/1/33, Ser. A (MBIA)	Aaa/AAA	5,357,669
2,180	Murrieta Valley Unified School Dist., Special Tax, 6.40%, 9/1/24	NR/NR	2,235,481
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (MBIA)	Aaa/AAA	5,083,400
	Oakland Redev. Agcy., Tax Allocation,
985	5.25%, 9/1/27	NR/A−	995,943
1,545	5.25%, 9/1/33	NR/A−	1,557,823
5,000	Orange Cnty. Community Facs. Dist., Special Tax, Ladera Ranch, 5.55%, 8/15/33, Ser. A	NR/NR	5,074,600
5,000	Orange Cnty. Unified School Dist., CP, 4.75%, 6/1/29 (MBIA)	Aaa/AAA	4,903,950
1,000	Orange Cnty. Water Dist. Rev., CP, 5.00%, 8/15/28, Ser. B (MBIA)	Aaa/AAA	1,013,680

PIMCO California Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$2,000	Palm Desert Financing Auth., Tax Allocation, 5.00%, 4/1/25, Ser. A (MBIA)	Aaa/AAA	$2,033,200
1,410	Pomona Public Financing Auth. Rev., 5.00%, 12/1/37, Ser. AF (MBIA)	Aaa/AAA	1,423,776
	Poway Unified School Dist., Community Facs. Dist. No. 6, Special Tax,
3,650	5.125%, 9/1/28	NR/NR	3,628,246
1,285	6.05%, 9/1/25	NR/NR	1,350,291
2,100	6.125%, 9/1/33	NR/NR	2,203,362
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	5,059,650
500	Rocklin Unified School Dist. Community Facs., Special Tax, 5.00%, 9/1/29 (MBIA)	Aaa/AAA	509,295
7,680	Rowland Unified School Dist., GO, 5.00%, 8/1/28, Ser. B (FSA)	Aaa/AAA	7,854,029
1,435	Sacramento City Financing Auth. Rev., North Natomas CFD No. 2, 6.25%, 9/1/23, Ser. A	NR/NR	1,466,140
	San Diego Unified School Dist., GO (FSA),
480	5.00%, 7/1/26, Ser. C	Aaa/AAA	508,258
11,000	5.00%, 7/1/26, Ser. E	Aaa/AAA	11,575,630
8,425	5.00%, 7/1/28, Ser. E	Aaa/AAA	8,865,880
1,500	San Diego Univ. Foundation Auxiliary Organization, Rev., 5.00%, 3/1/27, Ser. A (MBIA)	Aaa/AAA	1,525,740
3,000	San Jose, Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AA+	3,067,200
	Santa Ana Unified School Dist., GO, Ser. B (FGIC),
2,515	zero coupon, 8/1/26	Aaa/AAA	937,114
3,520	zero coupon, 8/1/28	Aaa/AAA	1,175,962
2,500	zero coupon, 8/1/30	Aaa/AAA	752,675
3,780	zero coupon, 8/1/31	Aaa/AAA	1,077,413
3,770	zero coupon, 8/1/32	Aaa/AAA	1,019,483
1,250	Santa Clara Valley Transportation Auth., Sales Tax Rev., 5.00%, 6/1/26, Ser. A, (Pre-refunded @ $100, 6/1/11) (MBIA)(a)	Aaa/AAA	1,313,625
5,985	Santa Margarita Water Dist., Special Tax, 6.25%, 9/1/29	NR/NR	6,397,917
3,550	Santa Monica Community College Dist., GO, zero coupon, 8/1/27, Ser. C (MBIA)	Aaa/AAA	1,211,047
1,205	Sequoia Union High School Dist., GO, 5.00%, 7/1/23 (MBIA)	Aaa/NR	1,237,137
4,475	Simi Valley Community Dev. Agcy., Tax Allocation, Tapo Canyon and West End, 5.00%, 9/1/25 (FGIC)	Aaa/AAA	4,585,532
4,250	Sonoma Cnty. Jr. College Dist., GO, 5.00%, 8/1/27, Ser. A, (Pre-refunded @ $100, 8/1/13) (FSA)(a)	Aaa/AAA	4,509,335
1,000	Sonoma Cnty. Water Agcy. Water Rev., 5.00%, 7/1/32, Ser. A (MBIA)	Aaa/AAA	1,013,790
	South Tahoe Joint Powers Financing Auth. Rev.,
2,500	5.125%, 10/1/09	NR/NR	2,502,425
4,425	5.45%, 10/1/33	NR/BBB	4,464,073
12,200	Southern CA Public Power Auth., Power Project Rev., Magnolia Power, 5.00%, 7/1/33, Ser. A-2003-1 (AMBAC)	Aaa/AAA	12,409,962
600	State Dept. of Water Res. Rev., Central Valley Project, 5.00%, 12/1/25, Ser. AC (MBIA)	Aaa/AAA	619,074

PIMCO California Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$4,095	State Dept. Veteran Affairs Home Purchase Rev., 5.35%, 12/1/27, Ser. A (AMBAC)	Aaa/AAA	$4,284,558
	State Public Works Board Lease Rev.,
5,385	CA State Univ., 5.00%, 10/1/19	A2/A	5,505,032
1,105	Patton, 5.375%, 4/1/28	A2/A	1,143,045
4,600	Univ. CA, M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA−	4,646,828
3,505	Statewide Community Dev. Auth., CP, Internext Group, 5.375%, 4/1/30	NR/BBB	3,460,732
	Statewide Community Dev. Auth. Rev.,
2,500	Berkeley Montessori School, 7.25%, 10/1/33	NR/NR	2,561,925
	Health Fac.,
7,300	Jewish Home, 5.50%, 11/15/33 (CA St Mtg.)	NR/A+	7,636,165
15,000	Memorial Health Services, 5.50%, 10/1/33, Ser. A	A3/A+	15,562,050
10,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/AA−	10,463,200
1,795	Sunnyvale Financing Auth., Water & Wastewater Rev., 5.00%, 10/1/26 (AMBAC)	Aaa/AAA	1,821,279
2,000	Tamalpais Union High School Dist., GO, 5.00%, 8/1/26 (MBIA)	Aaa/AAA	2,044,000
2,000	Temecula Public Financing Auth., Crowne Hill, Special Tax, 6.00%, 9/1/33, Ser. A	NR/NR	2,047,160
	Tobacco Securitization Agcy. Rev.,
	Alameda Cnty.,
8,100	5.875%, 6/1/35	Baa3/NR	8,441,172
7,000	6.00%, 6/1/42	Baa3/NR	7,291,900
5,000	Gold Country, zero coupon, 6/1/33	NR/BBB	1,059,950
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	2,095,980
5,000	Tobacco Securitization Auth. of Southern California, 5.00%, 6/1/37, Ser. A1	Baa3/BBB	4,758,350
2,950	Torrance Medical Center Rev., 5.50%, 6/1/31, Ser. A	A1/A+	3,035,048
4,000	Vernon Electric System Rev., Malburg Generating Station, 5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (a)	Aaa/NR	4,117,720
1,000	West Basin Municipal Water Dist. Rev., CP, 5.00%, 8/1/30, Ser. A (MBIA)	Aaa/AAA	1,020,240
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33	NR/NR	2,627,125
2,750	Woodland Finance Auth. Lease Rev., 5.00%, 3/1/32 (XLCA)	Aaa/AAA	2,790,342
	Total California Municipal Bonds & Notes (cost–$419,739,552)		440,762,342
OTHER MUNICIPAL BONDS & NOTES–2.0%
	New York–0.6%
2,500	State Dormitory Auth. Rev., Hospital, 6.25%, 8/15/15 (FHA)	Aa2/AAA	2,800,600
	Puerto Rico–1.4%
1,500	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	1,518,870
	Public Building Auth. Rev.,
4,420	5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB	4,425,746
290	5.25%, 7/1/36, Ser. D	Baa3/BBB	295,962

PIMCO California Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$790	5.25%, 7/1/36, Ser. D, (Pre-refunded @ $100, 7/1/12) (a)	Baa3/BBB	$840,805
			7,081,383
	Total Other Municipal Bonds & Notes (cost–$9,470,131)		9,881,983
CALIFORNIA VARIABLE RATE NOTES (c)(d)–7.4%
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev. (FGIC),
2,000	8.27%, 6/1/35, Ser. 1220 (b)	Aaa/AAA	2,128,600
2,000	8.497%, 6/1/35	Aaa/AAA	2,128,600
1,465	Infrastructure & Economic Dev. Bank Rev., 8.415%, 7/1/36 (AMBAC)	NR/NR	1,961,928
	Los Angeles Dept. of Water & Power (FSA),
1,200	7.02%, 7/1/30, Ser. 1243 (b)	Aaa/AAA	1,115,460
2,000	12.794%, 7/1/35, Ser. 500	Aaa/NR	2,406,200
	Los Angeles Unified School Dist., GO (MBIA)(b),
1,745	6.921%, 1/1/23	NR/NR	1,719,331
2,090	10.091%, 1/1/11	NR/NR	3,031,838
2,020	Los Angeles Water & Power Rev., 8.144%, 7/1/30(b)	NR/NR	2,131,504
950	Orange Cnty. Water Dist. Rev., CP, 8.835%, 2/15/11 (MBIA)(b)	NR/NR	1,012,272
710	Pajaro Valley Unified School Dist., GO, 9.814%, 8/1/11(b)	NR/NR	1,015,101
1,170	Pasadena Water Rev., 8.596%, 6/1/33 (FGIC)(b)	NR/NR	1,282,765
1,785	Sacramento Cnty. Water Financing Auth. Rev., 9.031%, 6/1/11 (AMBAC)(b)	NR/NR	1,935,726
1,150	Sacramento Muni Utility Dist., Electric Rev., 9.746%, 2/15/11 (MBIA)(b)	NR/NR	1,293,198
1,725	San Diego Community College Dist., GO, 9.780%, 5/1/11 (FSA)(b)	NR/NR	1,990,046
	San Marcos Public Facs. Auth. Tax Allocation (FGIC)(b),
1,340	8.869%, 2/1/11	NR/NR	1,456,419
1,340	8.869%, 8/1/11	NR/NR	1,456,419
	Southern CA Public Power Auth., Power Project Rev. (AMBAC)(b),
1,350	5.80%, 7/1/33, Ser. 1045	NR/NR	1,396,467
2,065	8.951%, 7/1/11	NR/NR	2,276,848
	Univ. Rev. (FSA),
1,375	6.995%, 5/15/35, Ser. 1119 (b)	NR/AAA	1,247,469
3,095	9.649%, 9/1/33	NR/NR	3,474,819
340	9.649%, 9/1/34	NR/NR	380,929
	Total California Variable Rate Notes (cost–$37,318,108)		36,841,939
OTHER VARIABLE RATE NOTES (b)(c)(d)–1.5%
	Puerto Rico–1.5%
3,500	Commonwealth of Puerto Rico, GO, 5.00%, 7/1/30, Ser. A	Baa3/BBB	3,598,315
3,800	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A	Ba1/BBB−	4,020,058
	Total Other Variable Rate Notes (cost–$7,682,900)		7,618,373

PIMCO California Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
CALIFORNIA VARIABLE RATE DEMAND NOTES (d)(e)–0.0%
$180	State of CA Rev., 3.88%, 7/3/06, GTD (cost–$180,000)	VMIG1/A–1+	$180,000
U.S. TREASURY BILLS (f)–0.4%
1,730	4.697%-4.805%, 8/31/06-9/14/06 (cost–$1,712,769)		1,712,769
	Total Investments before options written (cost–$476,103,460)–100.0%		496,997,406
OPTIONS WRITTEN (g)–(0.0)%
Contracts
	Call Options–(0.0)%
423	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $108, expires 8/25/06		(13,219)
	Put Options–(0.0)%
423	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $103, expires 8/25/06		(59,484)
	Total Options Written (premiums received–$116,219)		(72,703)
	Total Investments net of options written (cost–$475,987,241)–100.0%		$496,924,703

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustee. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Residual Interest Municipal Bonds (‘‘RIBS’’)/Residual Interest Tax Exempt Bonds (‘‘RITES’’) – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(d)	Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2006.

(e)	Maturity date shown is date of next put.

(f)	All or partial amount segregated as collateral for futures contracts or options written.

(g)	Non-income producing.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins. – insured by California Mortgage Insurance

CA St. Mtg. – insured by California State Mortgage

CP – Certificates of Participation

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

FSA – insured by Financial Security Assurance, Inc.

GO – General Obligation Bond

GTD – Guaranteed

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

TCRS – Temporary Custodian Receipts

XLCA – insured by XL Capital Assurance

Other Investments:

(1)	Futures contracts outstanding at June 30, 2006:

Type		Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Eurodollar Future June 2007	$310	6/18/07	$(171,325)
	Eurodollar Future September 2007	310	9/17/07	(162,600)
	Eurodollar Future December 2007	310	12/17/07	(159,500)
	Eurodollar Future March 2008	310	3/17/08	(154,850)
	U.S. Treasury Notes 5 yr. Futures	354	9/29/06	(229,781)
	U.S. Treasury Notes 10 yr. Futures	10	9/20/06	(6,406)
Short:	U.S. Treasury Bond Futures	(1,440)	9/20/06	540,382
				$(344,080)

(2)	Transactions in options written for the nine months ended June 30, 2006:

	Contracts	Premiums
Options outstanding, September 30, 2005	2,125	$578,422
Options written	3,152	798,611
Options terminated in closing transactions	(944)	(273,274)
Options expired	(3,487)	(987,540)
Options outstanding, June 30, 2006	846	$116,219

Item 2.    Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund III
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 17, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 17, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 17, 2006